As filed with the Securities and Exchange Commission on May 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares or
Principal
Amount		Value
	TAX EXEMPT OBLIGATIONS - 73.40%
	FLOATING RATE MUNICIPAL BONDS - 71.63%
	Arizona - 3.68%
	Phoenix Arizona Civic Improvement Corporation Water System Revenue (CS - MBIA) (SPA - Merrill Lynch Capital Services)
	(Callable at $100.00 on 07/01/15)
5,490,000	3.720%, 07/01/2024 (Acquired 12/18/06 and 3/13/07, Cost $5,490,000) (a)	$5,490,000
	District of Columbia - 1.01%
	District of Columbia General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/01/15)
1,500,000	3.690%, 06/01/2026 (Acquired 11/27/06, Cost $1,500,000) (a)	1,500,000
	Georgia - 0.50%
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue (CS - MBIA) (LF - JP Morgan Chase & Co.)
	(Callable at $100.00 on 01/01/13)
745,000	3.710%, 07/01/2021 (Acquired 01/11/07, Cost $745,000) (a)	745,000
	Illinois - 5.91%
	Chicago Illinois General Obligation (CS - AMBAC) (SPA - Bank of New York)
2,000,000	3.690%, 01/01/2022 (Acquired 01/19/07, Cost $2,000,000) (a)	2,000,000
	Illinois State General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 12/01/12)
2,600,000	3.690%, 12/01/2024 (Acquired 03/14/07, Cost $2,600,000) (a)	2,600,000
	Illinois State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,300,000	3.700%, 09/01/2012 (Acquired 10/25/06, Cost $1,300,000) (a)	1,300,000
	Illinois State Toll Highway Authority Toll Highway Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
600,000	3.700%, 01/01/2014 (Acquired 12/29/06, Cost $600,000) (a)	600,000
	Metropolitan Pier and Exposition Authority Illinois Dedicated State Tax Revenue (CS - MBIA) (LF - JP Morgan Chase Bank)
2,320,000	3.710%, 12/15/2024 (Acquired 10/25/06 and 11/09/06, Cost $2,320,000) (a)	2,320,000
		8,820,000
	Indiana - 1.37%
	Indiana Municipal Power Agency Power Supply System Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
2,050,000	3.710%, 01/01/2014 (Acquired 01/11/07, Cost $2,050,000) (a)	2,050,000
	Louisiana - 4.32%
	Louisiana State Gas and Fuels Tax Revenue (CS - FGIC) (LF - Deutsche Bank A.G.) (Callable at $100.00 on 05/01/16)
6,450,000	3.720%, 05/01/2041 (Acquired 01/26/07 through 02/1/07, Cost $6,450,000) (a)	6,450,000
	Michigan - 2.82%
	Allen Park Michigan Public School District General Obligation (CS - FSA) (SPA - Bank of New York) (Callable at $100.00 on 11/01/16)
3,500,000	3.690%, 05/01/2023 (Acquired 01/09/07, Cost $3,500,000) (a)	3,500,000
	Michigan State Revenue (CS - FGIC) (LF - JP Morgan Chase Bank)
700,000	3.710%, 05/01/2007 (Acquired 03/21/07, Cost $700,000) (a)	700,000
		4,200,000
	Nevada - 6.87%
	Clark County Nevada School District General Obligation (CS - AMBAC) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/15/17)
2,000,000	3.690%, 06/15/2022 (Acquired 01/30/07, Cost $2,000,000) (a)	2,000,000
3,600,000	3.690%, 06/15/2025 (Acquired 01/12/07 and 01/25/07, Cost $3,600,000) (a)	3,600,000
	Clark County Nevada School District General Obligation (CS - MBIA) (SPA - Merrill Lynch Capital Services)
4,650,000	3.720%, 06/15/2010 (Acquired 12/18/06 and 01/31/07, Cost $4,650,000) (a)	4,650,000
		10,250,000
	New York - 2.67%
	New York New York City Municipal Water Finance Authority Water and Sewer System Revenue (CS - MBIA) (SPA - Merrill Lynch Capital Services)
	(Callable at $100.00 on 06/15/15)
3,990,000	3.690%, 06/15/2026 (Acquired 03/22/07, Cost $3,990,000) (a)	3,990,000
	South Carolina - 2.68%
	Beaufort-Jasper South Carolina Water and Sewer Authority Waterworks and Sewer System Revenue (CS - FSA) (SPA - Wachovia Bank N.A.)
	(Callable at $101.00 on 03/01/17)
4,000,000	3.690%, 03/01/2031 (Acquired 01/12/07, Cost $4,000,000) (a)	4,000,000
	Texas - 24.02%
	Brownsville Texas Utility System Revenue (CS - AMBAC) (LF - Deutsche Bank A.G.) (Callable at $100.00 on 09/01/15)
400,000	3.710%, 09/01/2021 (Acquired 08/01/06, Cost $400,000) (a)	400,000
	Clear Creek Texas Independent School District General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 02/15/15)
2,000,000	3.690%, 02/15/2029 (Acquired 08/01/06, Cost $2,000,000) (a)	2,000,000
	Eclipse Funding Trust - Texas Southmost College District General Obligation (CS - AMBAC) (LF - U.S. Bank N.A.) (Callable at $100.00 on 02/15/15)
795,000	3.710%, 02/15/2026 (Acquired 09/13/06, Cost $795,000) (a)	795,000
	Ector County Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (LF - JP Morgan Chase Bank)
4,970,000	3.700%, 02/15/2015 (Acquired 03/28/07 and 03/30/07, Cost $4,970,000) (a)	4,970,000
	Frisco Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (LF - Deutsche Bank A.G.)
	(Callable at $100.00 on 08/15/16)
5,000,000	3.710%, 08/15/2036 (Acquired 11/30/06, Cost $5,000,000) (a)	5,000,000
	Houston Texas General Obligation (CS - AMBAC) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 03/01/15)
5,000,000	3.730%, 03/01/2025 (Acquired 12/18/06, Cost $5,000,000) (a)	5,000,000
	Houston Texas Water and Sewer System Revenue (LF - Societe Generale)
5,705,000	3.710%, 12/01/2023	5,705,000
	Lubbock Cooper Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (LF - JP Morgan Chase Bank)
5,980,000	3.720%, 02/15/2014 (Acquired 01/10/07, Cost $5,980,000) (a)	5,980,000
	Nueces River Authority Texas Water Supply Revenue (CS - FSA) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 07/15/15)
5,985,000	3.730%, 07/15/2022 (Acquired 12/18/06, Cost $5,985,000) (a)	5,985,000
		35,835,000
	Utah - 1.78%
	Salt Lake County Utah Sales Tax Revenue (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 08/01/15)
2,650,000	3.730%, 08/01/2025 (Acquired 02/27/07, Cost $2,650,000) (a)	2,650,000
	Virginia - 0.73%
	Loudoun County Virginia General Obligation (LF - JP Morgan Chase Bank)
1,090,000	3.720%, 05/01/2012 (Acquired 09/29/06, Cost $1,090,000) (a)	1,090,000
	Washington - 7.77%
	Central Puget Sound Washington Regional Transit Authority Sales and Use Tax Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
225,000	3.720%, 11/01/2012 (Acquired 01/31/07, Cost $225,000) (a)	225,000
	Energy Northwest Washington Electric Revenue (CS - AMBAC) (LF - JP Morgan Chase & Co.) (Callable at $100.00 on 07/01/12)
2,700,000	3.720%, 07/01/2018 (Acquired 03/02/07, Cost $2,700,000) (a)	2,700,000
	King County Washington Rural Library District General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,000,000	3.710%, 06/01/2013 (Acquired 01/11/07, Cost $1,000,000) (a)	1,000,000
	King County Washington Sewer Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
1,905,000	3.720%, 01/01/2014 (Acquired 10/30/06, Cost $1,905,000) (a)	1,905,000
240,000	3.720%, 07/01/2014 (Acquired 12/29/06, Cost $240,000) (a)	240,000
	Washington State General Obligation (CS - AMBAC) (LF - JP Morgan Chase Bank)
275,000	3.720%, 01/01/2013 (Acquired 10/27/06, Cost $275,000) (a)	275,000
	Washington State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,060,000	3.710%, 12/01/2014 (Acquired 09/19/06, Cost $1,060,000) (a)	1,060,000
	Washington State General Obligation (CS - MBIA-IBC) (SPA - Wachovia Bank N.A.)
3,185,000	3.690%, 05/01/2018 (Acquired 09/13/06, Cost $3,185,000) (a)	3,185,000
	Washington State General Obligation (SPA - Merrill Lynch Capital Services)
1,000,000	3.730%, 02/01/2012 (Acquired 03/02/07, Cost $1,000,000) (a)	1,000,000
		11,590,000
	Wisconsin - 5.50%
	Wisconsin State General Obligation (CS - FGIC) (LF - JP Morgan Chase Bank)
5,000,000	3.710%, 11/01/2012 (Acquired 12/26/06 and 12/27/06, Cost $5,000,000) (a)	5,000,000
	Wisconsin State General Obligation (CS - FGIC) (SPA - Merrill Lynch Capital Services)
3,200,000	3.730%, 05/01/2010 (Acquired 02/27/07, Cost $3,200,000) (a)	3,200,000
		8,200,000
	TOTAL FLOATING RATE MUNICIPAL BONDS (Cost $106,859,859) (e)	106,860,000

	RESIDUAL CERTIFICATES - 1.77%
	California - 0.14%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 11/29/06, Cost $1,685) (a) (b)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3753 Variable Rate Certificate
	(relating to $8,100,000 Los Angeles California Unified School District General Obligation,
5,000	4.750%, 07/01/2026 (CS - FGIC) (Callable at $100.00 on 07/01/16))	(113,658)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.081%
4,000,000	Expiration Date 07/15/2026 (c)	131,320
		17,662
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 01/10/07, Cost $3,501) (a) (b)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3852 Variable Rate Certificate
	(relating to $20,000,000 Los Angeles California Unified School District General Obligation Refunding,
5,000	4.500%, 07/01/2025 (CS - MBIA) (Callable at $100.00 on 07/01/17))	48,815
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.229%
9,600,000	Expiration Date 07/15/2025 (c)	137,409
		186,224
		203,886
	Florida - (0.01)%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 12/14/06, Cost $6,810) (a) (b)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3819 Variable Rate Certificate
	(relating to $12,590,000 Florida State Turnpike Authority Turnpike Revenue,
5,000	4.750%, 07/01/2031 (CS - MBIA) (Callable at $101.00 on 07/01/16))	(209,801)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.137%
5,700,000	Expiration Date 07/15/2031 (c)	189,704
		(20,097)
	Indiana - 0.03%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 03/15/07, Cost $9,626) (a) (b)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3985 Variable Rate Certificate
	(relating to $10,000,000 Indiana Finance Authority Highway Revenue Refunding,
5,000	4.500%, 12/01/2024 (CS - FGIC) (Callable at $100.00 on 12/01/16))	(29,700)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.208%
5,200,000	Expiration Date 12/15/2024 (c)	83,225
		53,525
	Texas - 1.61%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 105 Non-Recourse Variable Rate Residual
1,040,000	Certificates (SPA - The Bank of New York) (Acquired 12/07/06, Cost $1,042,867) (a) (b)	1,033,152
	Bond: $10,000,000 Harris County Texas Flood Control District Improvement General Obligation (Callable at $100.00 on 10/01/16)
	4.750%, 10/01/2029
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 104 Non-Recourse Variable Rate Residual
1,365,000	Certificates (SPA - The Bank of New York) (Acquired 11/30/06, Cost $1,366,145) (a) (b)	1,366,449
	Bond: $13,085,000 University of Texas University Financing System Revenue (Callable at $100.00 on 02/15/17)
	4.750%, 08/15/2027
		2,399,601
	TOTAL RESIDUAL CERTIFICATES (Cost $2,430,634)	2,636,915
	TOTAL TAX EXEMPT OBLIGATIONS (Cost $109,290,493)	109,496,915

	PREFERRED SECURITIES - 12.03%
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES - 7.27%
	Capital Markets - 1.02%
5,700	Goldman Sachs Group Inc. Series B (Callable at $25.00 on 10/31/10)	148,485
1,400	Lehman Brothers Holdings Inc. Series F (Callable at $25.00 on 08/31/08)	36,708
29,100	Merrill Lynch & Company Inc. Series 3 (Callable at $25.00 on 11/28/10)	757,764
4,100	Merrill Lynch & Company Inc. Series 5 (Callable at $25.00 on 05/21/12)	102,951
18,000	Morgan Stanley Group Inc. Series A (Callable at $25.00 on 07/15/11)	470,700
		1,516,608
	Commercial Banks - 3.26%
31,100	ABN AMRO Capital Funding Trust V Series E (Callable at $25.00 on 07/03/08)	761,328
4,100	ABN AMRO Capital Funding Trust VII Series G (Callable at $25.00 on 02/18/09)	103,156
7,700	Banco Santander Central Hispano SA Series 1 (Callable at $25.00 on 03/11/09)	196,042
2,300	Bank of New York Capital V Series F (Callable at $25.00 on 05/01/08)	57,201
1,900	Barclays Bank PLC Series 2 (Callable at $25.00 on 09/15/11)	50,445
33,861	Deutsche Bank Capital Funding Trust VIII (Callable at $25.00 on 10/18/11)	877,000
16,500	HSBC Holdings PLC Series A (Callable at $25.00 on 12/16/10)	416,460
17,000	HSBC USA Inc. Series H (Callable at $25.00 on 07/01/11)	449,650
26,100	Royal Bank of Scotland Group PLC Series L (Callable at $25.00 on 09/30/09)	633,708
9,000	Royal Bank of Scotland Group PLC Series N ADR (Callable at $25.00 on 06/30/10)	230,040
23,400	Santander Finance Preferred SA Unipersonal 144A (Callable at $25.00 on 11/21/11) (Acquired 11/02/06 through 11/29/06, Cost $592,364) (a)	590,850
19,000	SunTrust Banks Inc. Series A (Callable at $25.00 on 09/15/11)	497,800
		4,863,680
	Diversified Financial Services - 1.25%
19,200	Bank of America Corporation Series D (Callable at $25.00 on 09/14/11)	504,000
3,100	ING Groep NV (Callable at $25.00 on 01/15/09)	78,275
31,200	ING Groep NV (Callable at $25.00 on 01/15/11)	784,992
400	SG Preferred Capital II (Callable at $100.00 on 12/15/11)	412,125
4,000	Wells Fargo Capital IX (Callable at $25.00 on 04/08/09)	95,000
		1,874,392
	Diversified Telecommunication Services - 0.02%
1,100	Corts Trust Certificates - BellSouth Capital Funding (Callable at $25.00 on 05/21/07)	27,335
	Insurance - 1.10%
2,000	Aegon NV (Callable at $25.00 on 06/15/15)	51,640
32,700	Aegon NV (Callable at $25.00 on 09/15/11)	862,299
1,900	Prudential PLC (Callable at $25.00 on 09/23/09)	48,925
26,600	Prudential PLC (Callable at $25.00 on 09/23/10)	682,290
		1,645,154
	Thrifts & Mortgage Finance - 0.62%
3,100	Abbey National PLC Series C (Callable at $25.00 on 09/15/07)	78,616
1,000	Freddie Mac Series P (Callable at $50.00 on 05/21/07)	50,500
10,100	Freddie Mac Series R (Callable at $50.00 on 05/21/07)	503,485
900	Freddie Mac Series T (Callable at $50.00 on 06/30/11)	48,888
9,500	Freddie Mac Series V (Callable at $25.00 on 12/31/11)	237,975
		919,464
	TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES (Cost $10,673,298)	10,846,633

	CAPITAL PREFERRED SECURITIES - 4.76%
	Commercial Banks - 3.83%
	Barclays Bank PLC Series 1 ADR (Callable at $100.00 on 12/15/34)
800,000	6.278%, Perpetual	770,872
	BBVA International Preferred SA Unipersonal 144A (Callable at $100.00 on 04/18/17)
800,000	5.919%, Perpetual (Acquired 03/22/07, Cost $800,000) (a)	797,320
	BNP Paribas 144A (Callable at $100.00 on 06/29/15)
500,000	5.186%, Perpetual (Acquired 10/10/06, Cost $473,547) (a)	478,813
	Commonwealth Bank of Australia 144A (Callable at $100.00 on 03/15/16)
800,000	6.024%, Perpetual (Acquired 10/05/06 through 11/16/06, Cost $803,744) (a)	805,678
	Danske Bank A/S 144A (Callable at $100.00 on 06/16/14)
500,000	5.914%, Perpetual (Acquired 03/16/07, Cost $508,747) (a)	509,744
	HBOS PLC Series A ADR 144A (Callable at $100.00 on 10/01/35)
800,000	6.413%, Perpetual (Acquired 11/08/06 through 03/19/07, Cost $798,090) (a)	781,736
	Lloyds TSB Group PLC 144A (Callable at $100.00 on 11/14/16)
300,000	6.267%, Perpetual (Acquired 12/04/06, Cost $305,727) (a)	294,830
	National Capital Trust II 144A (Callable at $100.00 on 03/23/15)
800,000	5.486%, Perpetual (Acquired 09/12/06 and 11/08/06, Cost $767,475) (a)	781,671
	Nordea Bank AB 144A (Callable at $100.00 on 04/20/15)
500,000	5.424%, Perpetual (Acquired 09/05/06, Cost $472,369) (a)	490,545
		5,711,209
	Diversified Financial Services - 0.60%
	ANZ Capital Trust II 144A (Callable at $100.00 on 12/15/13)
500,000	5.360%, Perpetual (Acquired 09/13/06, Cost $481,071) (a)	490,328
	UBS Preferred Funding Trust V Series 1 (Callable at $100.00 on 05/15/16)
400,000	6.243%, Perpetual	412,954
		903,282
	Thrifts & Mortgage Finance - 0.33%
	Northern Rock PLC 144A (Callable at $100.00 on 04/30/14)
500,000	5.600%, Perpetual (Acquired 11/29/06, Cost $496,441) (a)	487,186
	TOTAL CAPITAL PREFERRED SECURITIES (Cost $7,086,914)	7,101,677
	TOTAL PREFERRED SECURITIES (Cost $17,760,212)	17,948,310

	ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES - 44.36%
	ASSET BACKED SECURITIES - 20.12%
	Countrywide Asset-Backed Certificates Series 2006-S8 Class A3
5,000,000	5.555%, 04/25/2036 (d)	4,975,491
	GSAA Home Equity Trust Series 2006-18 Class AF3A
10,000,000	5.772%, 11/25/2036 (d)	9,969,449
	Lehman XS Trust Series 2006-8 Class 3A3
5,000,000	6.320%, 06/25/2036 (d)	5,072,425
	Morgan Stanley Mortgage Loan Trust Series 2006-15XS Class A2A
5,000,000	5.816%, 11/25/2036 (d)	5,024,160
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS Class A3A
5,000,000	5.651%, 10/25/2046 (d)	4,965,417
	TOTAL ASSET BACKED SECURITIES (Cost $30,044,205)	30,006,942

	COMMERCIAL MORTGAGE BACKED SECURITIES - 17.93%
	Bear Stearns Alt-A Trust Series 2006-3 Class 31A1
4,662,632	5.582%, 05/25/2036 (d)	4,673,597
	Bear Stearns Commercial Mortgage Securities Series 1999-C1 Class B
4,974,000	6.200%, 02/14/2031 (d)	5,125,203
	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HYB1 Class 3A1
7,905,880	5.671%, 03/25/2037	7,946,939
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
4,000,000	5.439%, 02/12/2039	4,039,421
	TBW Mortgage Backed Pass Through Certificate Series 2006-6 Class A3
5,000,000	5.750%, 12/25/2046	4,969,163
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $26,722,566)	26,754,323

	AGENCY MORTGAGE BACKED SECURITIES - 6.31%
	Federal National Mortgage Association Pool 884759
9,346,108	5.634%, 08/01/2036 (d)	9,418,822
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $9,376,293)	9,418,822
	TOTAL ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES (Cost $66,143,064)	66,180,087

	SHORT TERM INVESTMENTS - 2.25%
	Commercial Paper - 2.25%
	U. S. Bank Commercial Paper
3,359,098	5.200%, 04/02/2007	3,359,098
	TOTAL SHORT TERM INVESTMENTS (Cost $3,359,098)	3,359,098

	Total Investments (Cost $196,552,867) (f) - 132.04%	$196,984,410
	Liabilities in Excess of Other Assets - (32.04)%	(47,799,334)
	TOTAL NET ASSETS - 100.00%	$149,185,076

Percentages are stated as a percent of net assets.

(a)	Restricted security under Rule 144A of the Securities Act of 1933.
(b)	Variable rate of residual certificate is dependent on the performance of the underlying bond.
(c)	Interest rate swap held as part of non-recourse residual certificates.
(d)	All or a portion of the security sold under a reverse repurchase agreement.
(e)	Class of securities are earmarked as cover for all leveraging transactions.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:
	Cost of investments	$196,553,600
	Gross unrealized appreciation	657,065
	Gross unrealized depreciation	(226,255)
	Net unrealized appreciation	$430,810

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

AMBAC	American Municipal Bond Assurance Corporation
ADR	American Depository Receipt
CS	Credit Support
FGIC	Financial Guaranty Insurance Company
FSA	Financial Services Authority
LF	Liquidity Facility
MBIA	Municipal Bond Investor Assurance Insurance Corporation
SPA	Standby Purchase Agreement

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Schedule of Reverse Repurchase Agreements
March 31, 2007 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Goldman Sachs & Company	5.29%	03/16/2007	04/16/2007	$(4,581,747)	$(4,571,000)
Nomura Securities International Inc.	5.35%	03/01/2007	04/02/2007	(2,877,194)	(2,864,000)
Nomura Securities International Inc.	5.35%	03/01/2007	04/02/2007	(4,766,860)	(4,745,000)
Nomura Securities International Inc.	5.35%	03/01/2007	04/02/2007	(4,762,842)	(4,741,000)
Nomura Securities International Inc.	5.37%	03/30/2007	04/05/2007	(6,459,927)	(6,458,000)
UBS Securities LLC	5.40%	03/30/2007	04/05/2007	(4,877,463)	(4,876,000)
UBS Securities LLC	5.40%	03/30/2007	04/05/2007	(4,619,385)	(4,618,000)
UBS Securities LLC	5.40%	03/30/2007	04/05/2007	(4,828,448)	(4,827,000)
UBS Securities LLC	5.40%	03/30/2007	04/05/2007	(2,389,717)	(2,389,000)
UBS Securities LLC	5.40%	03/30/2007	04/05/2007	(2,389,717)	(2,389,000)
				$(42,553,299)	$(42,478,000)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Trust

By (Signature and Title)   /s/Reaz Islam
      Reaz Islam, President

Date   May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Reaz Islam
       Reaz Islam, President

Date   May 29, 2007

By (Signature and Title)   /s/Jeffrey Traum
       Jeffrey Traum, Treasurer

Date   May 29, 2007